Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net (loss)	$ (1,496,376)	$ (2,080,931)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of software development costs	494,285	437,199
Depreciation and amortization of other assets	4,437	7,085
Amortization of debt discount	0	187,876
Amortization of original issue discount	0	51,230
Stock based compensation	1,213,125	1,452,899
Decrease (increase) in assets:
Accounts receivable	(73,587)	103,961
Prepaid expenses	8,868	(16,459)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	140,110	47,284
Deferred Revenue	(236,673)	184,001
Due to related parties	(193,956)	(60,535)
Net cash (used in) provided by operating activities	(139,767)	313,610
Cash flows from investing activities:
Capitalized software development costs	(466,326)	(641,702)
Purchase of property and equipment	(5,010)	(1,438)
Net cash used in investing activities	(471,336)	(643,140)
Cash flows from financing activities:
Net proceeds from exercise of common stock warrants		120,000
Net proceeds from issuance of common stock		2,581,787
Repurchase of Series B Preferred Stock		(366,707)
Senior convertible debenture principal payment		(1,142,857)
Buyback of non-controlling interest		(100,000)
Net proceeds from sale of common stock warrants		100
Net cash provided by financing activities		1,092,323
Net change to cash and cash equivalents	(611,103)	762,793
Cash at beginning of period	871,312	246,755
Cash at end of period	260,209	1,009,548
Supplemental disclosure of cash flow information:
Cash paid for interest		57,143
Cash paid for taxes		4,575
Non-cash investing and financing activities:
Prepaid asset reclassed as transaction costs		10,000
Conversion of Series A Preferred stock, Senior Debenture and accrued interest to Series B Preferred Stock		492,384
Right-to-use asset and lease liability recorded upon the adoption of ASC 842	165,096
Accrued RSU payout charged to additional paid-in-capital	$ 53,750